Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments

(Dollars in Thousands)			At December 31,
Series	Type	Due	2014	2013
Puget Sound Energy:
7.350%	First Mortgage Bond	2015	$10,000	$10,000
7.360%	First Mortgage Bond	2015	2,000	2,000
5.197%	Senior Secured Note	2015	150,000	150,000
6.750%	Senior Secured Note	2016	250,000	250,000
5.500%	Promissory Note[1]	2017	2,412	2,412
6.740%	Senior Secured Note	2018	200,000	200,000
7.150%	First Mortgage Bond	2025	15,000	15,000
7.200%	First Mortgage Bond	2025	2,000	2,000
7.020%	Senior Secured Note	2027	300,000	300,000
7.000%	Senior Secured Note	2029	100,000	100,000
3.900%	Pollution Control Bond	2031	138,460	138,460
4.000%	Pollution Control Bond	2031	23,400	23,400
5.483%	Senior Secured Note	2035	250,000	250,000
6.724%	Senior Secured Note	2036	250,000	250,000
6.274%	Senior Secured Note	2037	300,000	300,000
5.757%	Senior Secured Note	2039	350,000	350,000
5.795%	Senior Secured Note	2040	325,000	325,000
5.764%	Senior Secured Note	2040	250,000	250,000
4.434%	Senior Secured Note	2041	250,000	250,000
5.638%	Senior Secured Note	2041	300,000	300,000
4.700%	Senior Secured Note	2051	45,000	45,000
6.974%	Junior Subordinated Note	2067	250,000	250,000
	Unamortized discount on senior notes		(13)	(14)

PSE long-term debt			$3,763,259	$3,763,258

Puget Energy:
	Fair value adjustment of PSE long-term debt		$(218,619)	$(229,746)
	Credit Facility	2017	—	299,000
	Term-Loan	2016	100,000	—
	Term-Loan	2017	100,000	—
	Term-Loan	2016	99,000	—
6.500%	Senior Secured Note	2020	450,000	450,000
6.000%	Senior Secured Note	2021	500,000	500,000
5.625%	Senior Secured Note	2022	450,000	450,000
	Unamortized discount on senior notes		(32)	(36)

Total Puget Energy long-term debt			$5,243,608	$5,232,476

[1]	Puget Western, Inc., a wholly owned subsidiary of PSE, Promissory Note.

Schedule of Maturities of Long-Term Debt

The principal amounts of long-term debt maturities for the next five years and thereafter are as follows:

(Dollars in Thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Maturities of:
PSE long-term debt	$162,000	$250,000	$2,412	$200,000	$—	$3,148,860	$3,763,272
Puget Energy long-term debt	—	199,000	100,000	—	—	1,400,000	1,699,000

Puget Energy long-term debt	$162,000	$449,000	$102,412	$200,000	$—	$4,548,860	$5,462,272